Loss per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
For the years ended December 31, 2015, 2016 and 2017, basic and diluted loss per ADS assuming the change of ADS ration as discussed in note (27) occurred at January 1, 2014, as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Yingli Green Energy	(5,600,526)	(2,097,654)	(3,318,028)	(509,971)
Denominator:
Weighted average ordinary shares outstanding	181,763,770	181,763,770	181,763,770	181,763,770
Basic and diluted loss per share	(30.81)	(11.54)	(18.25)	(2.80)

Weighted average ADS outstanding	18,176,377	18,176,377	18,176,377	18,176,377
Basic and diluted loss per ADS	(308.12)	(115.41)	(182.55)	(28.06)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
 The following table summarizes potential common shares outstanding excluded from the calculation of diluted loss per share for the years ended December 31, 2015, 2016 and 2017, because their effect is anti-dilutive:

	Year ended December 31,
	2015	2016	2017

Shares issuable under stock options and restricted shares	6,542,994	7,328,575	5,186,218